Related Party Transactions - Schedule of Related Parties Transactions (Details)	6 Months Ended
Apr. 30, 2026
Guozhen Liu [Member]
Schedule of Related Parties Transactions [Line Items]
Transactions with related parties	Limited partner of Changxin International Limited Partnership, executive director and legal representative of Park Ha Shanghai, supervisor of XinZhan, parent of Xiaoqiu Zhang
Fujun Yu [Member]
Schedule of Related Parties Transactions [Line Items]
Transactions with related parties	Executive director, legal representative of Park Ha Jiangsu, supervisor of Park Ha Shanghai
Hengquan Zhang [Member]
Schedule of Related Parties Transactions [Line Items]
Transactions with related parties	Supervisor of Park Ha Jiangsu, parent of Xiaoqiu Zhang
Xiaoqiu Zhang [Member]
Schedule of Related Parties Transactions [Line Items]
Transactions with related parties	CEO, Chairperson of the board of directors, controlling shareholder of Park Ha Cayman
Li Wang [Member]
Schedule of Related Parties Transactions [Line Items]
Transactions with related parties	COO, Supervisor of Park Ha Investment